Statement of financial position, order of liquidity (Parentheticals) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Memorandum loan commitments given	€ 136,920	€ 119,618	€ 132,584
Financial guarantees given Memorandum	16,511	11,720	10,665
Memorandum other commitments given	39,137	34,604	36,190
Memorandum item subordinated liabilities at amortised cost	12,509	14,808	16,488
Subordinated liabilities at fair value memorandum item	€ 0	€ 0	€ 0